Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	962,134,399.92	48,548
Yield Supplement Overcollateralization Amount 11/30/22	124,765,936.94	0
Receivables Balance 11/30/22	1,086,900,336.86	48,548
Principal Payments	35,102,833.15	1,296
Defaulted Receivables	7,873.09	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	119,481,497.87	0
Pool Balance at 12/31/22	932,308,132.75	47,251

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.93%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,449,054.55	334
Past Due 61-90 days	1,203,205.06	49
Past Due 91-120 days	161,997.72	7
Past Due 121+ days	0.00	0
Total	8,814,257.33	390

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	(2,455.00)
Aggregate Net Losses/(Gains) - December 2022	10,328.09
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.01%
Prior Net Losses/(Gains) Ratio	0.00%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	8,390,773.19
Actual Overcollateralization	8,390,773.19
Weighted Average Contract Rate	4.95%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	59.04

Flow of Funds	$ Amount
Collections	39,535,583.96
Investment Earnings on Cash Accounts	25,107.83
Servicing Fee	(905,750.28)
Transfer to Collection Account	-
Available Funds	38,654,941.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,090,850.95
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	5,807,057.57
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,390,773.19
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,006,259.80
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	38,654,941.51

Servicing Fee	905,750.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	953,475,190.32
Principal Paid	29,557,830.76
Note Balance @ 01/17/23	923,917,359.56

Class A-1
Note Balance @ 12/15/22	144,165,190.32
Principal Paid	29,557,830.76
Note Balance @ 01/17/23	114,607,359.56
Note Factor @ 01/17/23	54.0651758%

Class A-2a
Note Balance @ 12/15/22	231,840,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	231,840,000.00
Note Factor @ 01/17/23	100.0000000%

Class A-2b
Note Balance @ 12/15/22	125,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	125,000,000.00
Note Factor @ 01/17/23	100.0000000%

Class A-3
Note Balance @ 12/15/22	306,860,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	306,860,000.00
Note Factor @ 01/17/23	100.0000000%

Class A-4
Note Balance @ 12/15/22	99,620,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	99,620,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	30,630,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	30,630,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	15,360,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	15,360,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,090,850.95
Total Principal Paid	29,557,830.76
Total Paid	33,648,681.71

Class A-1
Coupon	4.42600%
Interest Paid	584,902.20
Principal Paid	29,557,830.76
Total Paid to A-1 Holders	30,142,732.96

Class A-2a
Coupon	5.51000%
Interest Paid	1,064,532.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,064,532.00

Class A-2b
One-Month SOFR	3.80732%
Coupon	4.65732%
Interest Paid	533,651.25
Principal Paid	0.00
Total Paid to A-2b Holders	533,651.25

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.0055723
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.9416628
Total Distribution Amount	32.9472351

A-1 Interest Distribution Amount	2.7592329
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	139.4368844
Total A-1 Distribution Amount	142.1961173

A-2a Interest Distribution Amount	4.5916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.5916667

A-2b Interest Distribution Amount	4.2692100
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.2692100

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	196.46
Noteholders' Third Priority Principal Distributable Amount	519.66
Noteholders' Principal Distributable Amount	283.88

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	5,106,453.81
Investment Earnings	17,120.69
Investment Earnings Paid	(17,120.69)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,471,987.33	$1,488,744.17	N/A
Number of Extensions	114	81	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	0.13%	N/A